OMB Number: 3235-0675

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORP.

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0000802106

                                        CSMLT 2015-2 Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Patrick A. Remmert, President, (212) 325-7579

Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Exhibits

99.1	Ernst & Young LLP Report of Independent Accountants on Applying Agreed-Upon Procedures
99.2	AMC Diligence, LLC (“AMC”) Executive Summary
99.3	AMC Exception Report
99.4	AMC QM Report
99.5	AMC S&P Valuation Report
99.6	AMC Agency Grading Report
99.7	Clayton Services LLC (“Clayton”) Narrative Report
99.8	Clayton Conditions Report
99.9	Clayton Waived Conditions Summary Report
99.10	Clayton Rating Agency ATR QM Data Fields Report
99.11	Clayton Valuation Summary Report
99.12	Clayton Loan Level Tape Compare Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORP.
Date:	August 24, 2015	By:	/s/	Patrick A. Remmert
		Name:		Patrick A. Remmert
		Title:		President

EXHIBIT INDEX

Exhibit Number

99.1	Ernst & Young LLP Report of Independent Accountants on Applying Agreed-Upon Procedures
99.2	AMC Diligence, LLC (“AMC”) Executive Summary
99.3	AMC Exception Report
99.4	AMC QM Report
99.5	AMC S&P Valuation Report
99.6	AMC Agency Grading Report
99.7	Clayton Services LLC (“Clayton”) Narrative Report
99.8	Clayton Conditions Report
99.9	Clayton Waived Conditions Summary Report
99.10	Clayton Rating Agency ATR QM Data Fields Report
99.11	Clayton Valuation Summary Report
99.12	Clayton Loan Level Tape Compare Report